Qualitative and Quantitative Information of Financial Risks - Schedule of Interest Rate Sensitivity (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Interest Rate Sensitivity One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in interest rate	0.0020	0.0020
Decrease in interest rate	0.0020	(0.0020)
Effect on profit before tax due to decrease in interest rate	€ (243,800)	€ (201,000)
Effect on profit before tax due to increase in interest rate	€ 243,800	€ 201,000
Interest Rate Sensitivity Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in interest rate	0.0050	0.0050
Decrease in interest rate	0.0050	(0.0050)
Effect on profit before tax due to decrease in interest rate	€ (609,500)	€ (502,000)
Effect on profit before tax due to increase in interest rate	€ 609,500	€ 502,000
Interest Rate Sensitivity Three
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in interest rate	0.0100	0.0100
Decrease in interest rate	0.0100	(0.0100)
Effect on profit before tax due to decrease in interest rate	€ (1,219,000)	€ (1,004,000)
Effect on profit before tax due to increase in interest rate	€ 1,219,000	€ 1,004,000